UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Cadinha & Co., LLC
Address:900 Fort Street Mall
	Suite 1240
	Honolulu, Hawaii 96813

13F File Number:   28-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ty Y. Nohara
Title:	Chief Investment Officer
Phone:	808-523-9488

Signature, Place, and Date of Signing:

Ty Y. Nohara, Honolulu, Hawaii  July 26, 2012

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	343504 x ($1000)

List of Other Included Managers:	0

13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRN.	MGRS.	SOLE	SHARED	NONE
20+ YEAR TRE BOND FUND	BAR20+Y	464287432	296	2366	SH		SOLE		2166	0	200
3M			COM	88579Y101	228	2550	SH		SOLE		2550	0	0
ABBOTT LABORATORIES	COM	002824100	1506	23367	SH		SOLE		21927	0	1440
ACCENTURE PLC		COM	G1151C101	14699	244620	SH		SOLE		242620	0	2000
ALEXANDER & BALDWIN	COM	014491104	507	9520	SH		SOLE		9520	0	0
AMGEN			COM	031162100	474	6500	SH		SOLE		6500	0	0
APPLE COMPUTER		COM	037833100	1865	3194	SH		SOLE		3194	0	0
AT&T 			COM	00206R102	510	14309	SH		SOLE		14309	0	0
BANK OF HAWAII CORP	COM	062540109	2278	49582	SH		SOLE		49582	0	0
BANK OF NY MELLON CORP	COM	064058100	817	37235	SH		SOLE		37235	0	0
BERKSHIRE HATHAWAY A	COM	084670108	500	4	SH		SOLE		4	0	0
BERKSHIRE HATHAWAY B	COM	084670702	21255	255068	SH		SOLE		252695	0	2373
BRISTOL-MYERS SQUIBB	COM	110122108	280	7800	SH		SOLE		7300	0	500
C. R. BARD, INC.	COM	067383109	14136	131570	SH		SOLE		130620	0	950
CATERPILLAR		COM	149123101	425	5000	SH		SOLE		5000	0	0
CHARLES SCHWAB CORP	COM	808513105	176	13600	SH		SOLE		12700	0	900
CHECK POINT SWARE TECH	COM	M22465104	3310	66750	SH		SOLE		65950	0	800
CHEVRON			COM	166764100	6562	62200	SH		SOLE		61800	0	400
CISCO SYSTEMS		COM	17275R102	12506	728369	SH		SOLE		722669	0	5700
CLOROX			COM	189054109	841	11600	SH		SOLE		11400	0	200
COCA-COLA 		COM	191216100	15037	192314	SH		SOLE		191014	0	1300
COLGATE-PALMOLIVE	COM	194162103	779	7482	SH		SOLE		7482	0	0
CONAGRA FOODS		COM	205887102	275	10600	SH		SOLE		10600	0	0
CONOCOPHILLIPS		COM	20825C104	577	10320	SH		SOLE		10320	0	0
COSTCO WHOLESALE	COM	22160K105	22780	239785	SH		SOLE		237985	0	1800
CUMMINS			COM	231021106	13850	142920	SH		SOLE		141570	0	1350
DANAHER CORP		COM	235851102	203	3900	SH		SOLE		3900	0	0
DOMINION RESOURCES	COM	25746U109	309	5730	SH		SOLE		5730	0	0
DOW CHEMICAL		COM	260543103	778	24714	SH		SOLE		24714	0	0
DU PONT (E.) DE NEMOURS	COM	263534109	945	18692	SH		SOLE		18692	0	0
EMERSON ELECTRIC	COM	291011104	226	4845	SH		SOLE		4845	0	0
EXXON MOBIL		COM	30231G102	25096	293285	SH		SOLE		291885	0	1400
FREEPORT MCMORAN COPPER	COM	35671D857	288	8452	SH		SOLE		8452	0	0
GENERAL ELECTRIC	COM	369604103	429	20586	SH		SOLE		20586	0	0
GENERAL MILLS		COM	370334104	514	13327	SH		SOLE		13327	0	0
GLAXOSMITHKLINE PCL-ADR	COM	37733W105	256	5625	SH		SOLE		5625	0	0
GRAINGER (W. W.) 	COM	384802104	1865	9752	SH		SOLE		9752	0	0
HEINZ (H. J.)		COM	423074103	585	10750	SH		SOLE		10750	0	0
HERSHEY FOODS 		COM	427866108	432	6000	SH		SOLE		6000	0	0
HOME DEPOT		COM	437076102	291	5500	SH		SOLE		5500	0	0
IBM			COM	459200101	1700	8691	SH		SOLE		8691	0	0
IMPERIAL OIL		COM	453038408	510	12228	SH		SOLE		12228	0	0
INTEL 			COM	458140100	6575	246699	SH		SOLE		246699	0	0
INTUITIVE SURGICAL INC.	COM	46120E602	642	1160	SH		SOLE		1160	0	0
ISHARES 7-10 YR TSY BON	BAR7-10	464287440	4350	40305	SH		SOLE		40285	0	20
ISHARES GOLD TRUST	ISHSGLD	464285105	2054	132018	SH		SOLE		129618	0	2400
ISHARES S&P 500 GR IND	SP500GR	464287309	5928	80641	SH		SOLE		80541	0	100
ISHARES S&P 500/BAR VAL	SP500VL	464287408	3433	55123	SH		SOLE		55113	0	10
ISHARES SILVER TRUST	ISHSSIL	46428q109	251	9430	SH		SOLE		8930	0	500
ISHARES TIP (TSY IN PRO	BARTPBD	464287176	1650	13787	SH		SOLE		13787	0	0
JOHNSON & JOHNSON	COM	478160104	20865	308832	SH		SOLE		307032	0	1800
KIMBERLY-CLARK		COM	494368103	955	11400	SH		SOLE		11200	0	200
LILLY (ELI)		COM	532457108	575	13390	SH		SOLE		13390	0	0
MCCORMICK & CO-N VTG SH	COM	579780206	1619	26700	SH		SOLE		26500	0	200
MCDONALD'S 		COM	580135101	19008	214703	SH		SOLE		213203	0	1500
MERCK 			COM	58933y105	15164	363210	SH		SOLE		359790	0	3420
MICROSOFT 		COM	594918104	13613	445015	SH		SOLE		441315	0	3700
NESTLE SA ADR 		COM	641069406	18203	304696	SH		SOLE		301996	0	2700
NEULION INC F		COM	64128J101	13	51500	SH		SOLE		51500	0	0
OASIS PETROLEUM		COM	674215108	3468	143435	SH		SOLE		142735	0	700
OILSANDS QUEST		COM	678046103	1	12600	SH		SOLE		12600	0	0
PEPSICO 		COM	713448108	682	9656	SH		SOLE		9356	0	300
PFIZER			COM	717081103	1336	58079	SH		SOLE		58079	0	0
PHILIP MORRIS INTERN	COM	718172109	468	5367	SH		SOLE		5367	0	0
PROCTER & GAMBLE	COM	742718109	3264	53290	SH		SOLE		53190	0	100
ROYAL DUT SHL PLC-ADR A	COM	780259206	786	11650	SH		SOLE		11450	0	200
SCHLUMBERGER 		COM	806857108	251	3866	SH		SOLE		3866	0	0
SPDR CONSUMER STPLS SEC	SBCOSTD	81369Y308	2647	76128	SH		SOLE		75768	0	360
SPDR GOLD TRUST		GLDSHS	78463v107	22970	148009	SH		SOLE		147184	0	825
SPDR S&P MCAP400 ETF TR	UTSDCRP	78467Y107	299	1746	SH		SOLE		1746	0	0
SPDR TR UNIT SER 1	UNTSER1	78462F103	1110	8153	SH		SOLE		7843	0	310
TEXAS INSTRUMENTS	COM	882508104	264	9200	SH		SOLE		9200	0	0
TYCO INTL		COM	H89128104	507	9600	SH		SOLE		9600	0	0
UNION PACIFIC		COM	907818108	2199	18433	SH		SOLE		18433	0	0
UNITED TECHNOLOGIES	COM	913017109	298	3950	SH		SOLE		3500	0	450
VERIZON COMMUNICATIONS 	COM	92343V104	881	19816	SH		SOLE		19816	0	0
WALGREEN 		COM	931422109	228	7700	SH		SOLE		7700	0	0
WAL-MART STORES 	COM	931142103	14178	203351	SH		SOLE		201951	0	1400
WALT DISNEY		COM	254687106	670	13810	SH		SOLE		13810	0	0
WELLS FARGO		COM	949746101	1203	35972	SH		SOLE		35972	0	0

